Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Employee Benefit Plans
(13)	Employee Benefit Plans

The Company has a 401(k) Profit Sharing plan. For the years ended December 31, 2014 and 2013, the Company’s contributions were approximately $61,000 and $57,000, respectively.

The Company provides supplemental executive retirement plans for certain of its officers. The terms of the plan agreements provide for a specific percentage of the participants compensation to be accrued for deferred compensation. The Company is accruing interest on these amounts at a rate of 6%. The benefits vest at various times and will be paid upon retirement, death or disability. For the years ended December 31, 2014 and 2013, the Company expense in connection with the plans was approximately $172,000 and $203,000, respectively. At December 31, 2014 and 2013, the balance in the accrued deferred compensation accounts was $2.1 million and $1.9 million, respectively, and it was included with other liabilities in the consolidated balance sheets.